INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 24 – INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Presented below are condensed financial statements for our parent company.

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	December 31,
	2018	2017
	(In thousands)
ASSETS
Cash and due from banks	$7,624	$16,454
Interest bearing deposits - time	25,000	5,000
Investment in subsidiaries	343,872	271,315
Accrued income and other assets	2,857	8,375
Total Assets	$379,353	$301,144

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debentures	$39,388	$35,569
Accrued expenses and other liabilities	530	500
Shareholders’ equity	339,435	265,075
Total Liabilities and Shareholders’ Equity	$379,353	$301,144

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2018	2017	2016
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$33,500	$16,000	$5,000
Interest income	160	29	27
Other income	56	41	153
Total Operating Income	33,716	16,070	5,180

OPERATING EXPENSES
Interest expense	1,924	1,347	1,167
Administrative and other expenses	748	714	554
Total Operating Expenses	2,672	2,061	1,721
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	31,044	14,009	3,459
Income tax expense (benefit)	(515)	1,587	(615)
Income Before Equity in Undistributed Net Income of Subsidiaries	31,559	12,422	4,074
Equity in undistributed net income of subsidiaries	8,280	8,053	18,692
Net Income	$39,839	$20,475	$22,766

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2018	2017	2016
	(In thousands)
Net Income	$39,839	$20,475	$22,766
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)	6,620	2,146	(615)
Share based compensation	53	45	29
Accretion of discount on subordinated debentures	51	-	-
(Increase) decrease in accrued income and other assets	(1,307)	(32)	246
Increase in accrued expenses and other liabilities	21	121	1
Equity in undistributed net income of subsidiaries	(8,280)	(8,053)	(18,692)
Total Adjustments	(2,842)	(5,773)	(19,031)
Net Cash From Operating Activities	36,997	14,702	3,735

CASH FLOW FROM (USED IN) INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(30,000)	(10,000)	(7,500)
Maturity of interest bearing deposits - time	10,000	10,000	7,500
Acquisition of business, less cash received	431	-	-
Return of capital from subsidiary	-	-	18,000
Net Cash From (Used In) Investing Activities	(19,569)	-	18,000

CASH FLOW USED IN FINANCING ACTIVITIES
Dividends paid	(14,055)	(8,960)	(7,274)
Proceeds from issuance of common stock	1,945	1,776	1,735
Share based compensation withholding obligation	(1,467)	(579)	(627)
Repurchase of common stock	(12,681)	-	(16,854)
Net Cash Used in Financing Activities	(26,258)	(7,763)	(23,020)
Net Increase (Decrease) in Cash and Cash Equivalents	(8,830)	6,939	(1,285)
Cash and Cash Equivalents at Beginning of Year	16,454	9,515	10,800
Cash and Cash Equivalents at End of Year	$7,624	$16,454	$9,515